Derivatives, Notional or Contractual Amounts and Fair Values of Derivatives (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair value derivative assets, gross	$ 78,938	$ 52,908
Fair value derivative assets, netting	(56,164)	(31,430)
Derivative assets	22,774	21,478
Fair value of derivative liabilities, gross	81,912	45,956
Fair value derivative liabilities, netting	(61,827)	(36,532)
Derivative liabilities	20,085	9,424
Designated as hedging instrument [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair value derivative assets, gross	840	2,519
Fair value of derivative liabilities, gross	1,619	999
Designated as hedging instrument [Member] | Interest rate contracts [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	263,876	153,993
Fair value derivative assets, gross	670	2,212
Fair value of derivative liabilities, gross	579	327
Designated as hedging instrument [Member] | Commodity contracts [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	1,681	1,739
Fair value derivative assets, gross	9	26
Fair value of derivative liabilities, gross	25	3
Designated as hedging instrument [Member] | Foreign exchange contracts [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	15,544	24,949
Fair value derivative assets, gross	161	281
Fair value of derivative liabilities, gross	1,015	669
Not designated as hedging instrument [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair value derivative assets, gross	78,098	50,389
Fair value of derivative liabilities, gross	80,293	44,957
Economic hedges [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair value derivative assets, gross	914	1,935
Fair value of derivative liabilities, gross	1,481	1,323
Economic hedges [Member] | Interest rate contracts [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	65,727	142,234
Fair value derivative assets, gross	410	40
Fair value of derivative liabilities, gross	253	41
Economic hedges [Member] | Equity contracts [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	3,884	26,263
Fair value derivative assets, gross	0	1,493
Fair value of derivative liabilities, gross	260	1,194
Economic hedges [Member] | Foreign exchange contracts [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	38,139	28,192
Fair value derivative assets, gross	490	395
Fair value of derivative liabilities, gross	968	88
Economic hedges [Member] | Credit contracts [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	290	290
Fair value derivative assets, gross	14	7
Fair value of derivative liabilities, gross	0	0
Customer accommodation trading and other derivatives [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair value derivative assets, gross	77,184	48,454
Fair value of derivative liabilities, gross	78,812	43,634
Customer accommodation trading and other derivatives [Member] | Interest rate contracts [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	10,156,300	7,976,534
Fair value derivative assets, gross	40,006	20,286
Fair value of derivative liabilities, gross	42,641	17,435
Customer accommodation trading and other derivatives [Member] | Commodity contracts [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	96,001	74,903
Fair value derivative assets, gross	5,991	5,939
Fair value of derivative liabilities, gross	3,420	2,414
Customer accommodation trading and other derivatives [Member] | Equity contracts [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	390,427	321,863
Fair value derivative assets, gross	9,573	16,278
Fair value of derivative liabilities, gross	8,012	17,827
Customer accommodation trading and other derivatives [Member] | Foreign exchange contracts [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	1,475,224	560,049
Fair value derivative assets, gross	21,562	5,912
Fair value of derivative liabilities, gross	24,703	5,915
Customer accommodation trading and other derivatives [Member] | Credit contracts [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	45,359	38,318
Fair value derivative assets, gross	52	39
Fair value of derivative liabilities, gross	$ 36	$ 43